Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exploration and evaluation costs
Exploration expenditure written off	$ 167	$ 9,920	$ 631
Exploration expense	424	10,280	964
Intangible assets	6,451	6,093	15,539
Exploration expenditure written off	167	9,920	631
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	4,289	4,113	14,091
gas & low carbon energy and oil production & operations [Member]
Exploration and evaluation costs
Exploration expenditure written off	167	9,920	631
Other exploration costs	257	360	333
Exploration expense	424	10,280	964
Liabilities	98	71	73
Net assets	4,191	4,042	14,018
Cash used in operating activities	257	360	333
Cash used in investing activities	260	674	1,215
Exploration expenditure written off	167	9,920	631
gas & low carbon energy and oil production & operations [Member] | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	1	156	2
Intangible assets	4,289	4,113	14,091
gas & low carbon energy and oil production & operations [Member] | Gulf of Mexico | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		2,643
Exploration expenditure written off		2,643
gas & low carbon energy and oil production & operations [Member] | Canada | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		2,539
Intangible assets			$ 2,500
Exploration expenditure written off		2,539
gas & low carbon energy and oil production & operations [Member] | Brazil | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		2,141
Exploration expenditure written off		2,141
gas & low carbon energy and oil production & operations [Member] | Egypt | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		952
Exploration expenditure written off		952
gas & low carbon energy and oil production & operations [Member] | Angola | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		832
Exploration expenditure written off		832
gas & low carbon energy and oil production & operations [Member] | Middle East
Exploration and evaluation costs
Intangible assets	$ 700	$ 700